Derivative warrant liabilities and earnouts liabilities - Earnouts liabilities (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Financial liabilities
Opening balance	$ 144,270,559
Ending balance	43,893,909
Earnouts liabilities
Financial liabilities
Recognized pursuant to the reverse acquisition transaction	75,550,455
Change in fair value during the year	$ (75,550,455)